TAXES - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Mar. 25, 2024	Dec. 31, 2023
Provision for Income Tax [Line Items]
Net deferred income tax liability	$ 1,348	$ 1,192
Income tax examination, liability (refund) adjustment from settlement with taxing authority					$ 9
State and Local Jurisdiction
Provision for Income Tax [Line Items]
Pre-tax net operating loss carryforwards expected to utilized	1,900
Operating loss carryforwards expected to utilized, net of tax	135
Federal Tax Authority
Provision for Income Tax [Line Items]
Operating loss carryforwards, not subject to expiration	299
Operating loss carryforwards, not subject to expiration, net of tax	63
First Energy [Member]
Provision for Income Tax [Line Items]
Net deferred income tax liability	6,032	$ 5,613	$ 46
Deferred tax assets			$ 803
Corporate AMT credit carryforwards, not subject to expiration	18
First Energy [Member] | State and Local Jurisdiction
Provision for Income Tax [Line Items]
Operating loss carryforwards, not subject to expiration	13,700
Operating loss carryforwards, not subject to expiration, net of tax	447
Pre-tax net operating loss carryforwards expected to utilized	5,200
Operating loss carryforwards expected to utilized, net of tax	226
First Energy [Member] | Federal Tax Authority
Provision for Income Tax [Line Items]
Operating loss carryforwards, not subject to expiration	2,200
Operating loss carryforwards, not subject to expiration, net of tax	$ 454
Brookfield II | First Energy [Member]
Provision for Income Tax [Line Items]
Operating loss carryforwards, subject to expiration				$ 7,000
Sale of ownership interest by parent			19.90%	49.90%